Income tax	6 Months Ended
Mar. 31, 2024
Income tax
Income tax

Note 6. Income tax

The following table reconciles income tax expense to the profit before income tax:

	Half Year	Half Year	Half Year	% Mov’t
	March	Sept	March	Mar 24	Mar 24
$m	2024	2023	2023	- Sept 23	- Mar 23
Profit before income tax	4,833	4,680	5,625	3	(14)
Tax at the Australian company tax rate of 30%	1,450	1,404	1,688	3	(14)
The effect of amounts which are not deductible / (assessable) in calculating taxable income:
Hybrid capital distributions	68	63	54	8	26
Dividend adjustments	-	3	-	(100)	-
Other non-assessable items	(3)	(8)	(1)	(63)	200
Other non-deductible items	10	39	10	(74)	-
Adjustment for overseas tax rates	(16)	(9)	(16)	78	-
Income tax (over)/under provided in prior periods	(1)	7	-	large	-
Other items[a]	(17)	(15)	(115)	13	(85)
Total income tax expense[b]	1,491	1,484	1,620	-	(8)
Effective income tax rate	30.85%	31.71%	28.80%	(86 bps)	205 bps

a.	First Half 2023 included $86 million related to tax losses on sale of AAML.
b.	As the bank levy is not a levy on income, it is not included in income tax. It is included in interest expense in Note 3.